Segment Reporting - Reconciliation of Revenue of the Segment and Total Consolidated Revenue Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Net operating revenue	R$ 20,136,183	R$ 22,060,014	R$ 23,789,654
Revenue related to the reportable segment
Revenue [abstract]
Net operating revenue	19,949,394	21,859,853	23,556,940
Revenue related to other businesses
Revenue [abstract]
Net operating revenue	R$ 186,789	R$ 200,161	R$ 232,714